Income Taxes (Details) - Schedule of reconciles the statutory rates to the Company's effective tax rate	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of reconciles the statutory rates to the Company's effective tax rate [Abstract]
Statutory rates in Cayman Islands and BVI	0.00%	0.00%	0.00%
Statutory rates in Hong Kong	16.50%	16.50%	15.00%
Statutory rates in PRC	25.00%	25.00%	25.00%
Temporary tax holiday in the PRC	(25.00%)	(25.00%)	0.00%
Foreign earned income not subject to taxes in the Cayman Island	(16.50%)	(16.50%)	(40.00%)
Additional accruals in the PRC	0.00%	0.00%	83.50%
Effect of valuation allowance	0.00%	0.00%	0.00%
Effective income tax rate	0.00%	0.00%	83.50%